Advances from Federal Home Loan Bank of New York ("FHLB") - Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Due one year or less	$ 121,000	$ 119,000
After one to two years	109,500	60,500
After two to three years	15,300	37,000
After three to four years	15,000
After four to five years	15,000	15,000
Total	$ 275,800	$ 231,500
Due one year or less, Weighted Average Interest Rate	1.86%	0.74%
After one to two years, Weighted Average Interest Rate	1.61%	2.56%
After two to three years, Weighted Average Interest Rate	1.57%	2.20%
After three to four years, Weighted Average Interest Rate	1.95%
After four to five years, Weighted Average Interest Rate	1.58%	1.95%
Weighted Average [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Total, Weighted Average Interest Rate	1.74%	1.53%